Commitments (Details Narrative)	8 Months Ended			12 Months Ended
	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 18, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services				$ 34,532,000	$ 30,840,000	$ 61,390,000
Operating lease income				19,856,000
Depreciation, right-of-use assets				314,000	311,000	327,000
Interest expense on lease liabilities				43,000	28,000	54,000
Current lease liabilities				332,000	188,000
Non-current lease liabilities				531,000	0
Right-of-use assets				852,000	182,000
Payment of lease liability - principal and Interest Paid				357,000	339,000	341,000
Payment of installments				7,522,000	19,074,000	28,172,000
Two fuel efficient bulk carrier vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type			bulk carriers
Vessel Capacity			64,000
Vessel Delivery Date			during the second half of 2026
Consideration amount		$ 75,500,000
Payment of installments	$ 7,500,000		$ 7,500,000
Office Lease Contract [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets				314,000	311,000	327,000
Interest expense on lease liabilities				43,000	28,000	54,000
Current lease liabilities				332,000	188,000
Non-current lease liabilities				531,000	0
Right-of-use assets				852,000	182,000
Payment of lease liability - principal and Interest Paid				357,000	349,000	$ 341,000
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services				14,676,000	16,473,000
Operating lease income				$ 19,856,000	$ 14,367,000